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VIA EDGAR and Overnight Mail

February 1, 2011

Mr. Jeffrey Foor
Division of Investment Management
United States Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: FS Variable Separate Account ("Registrant")
    First SunAmerica Life Insurance Company ("Depositor")
    Polaris Choice IV Variable Annuity
    Initial Form N-4
    File Nos. 333-______ and 811-08810

Dear Mr. Foor:

     On behalf of the Registrant and Depositor, submitted herewith pursuant to the Securities Act of 1933 ("1933 Act") and the Investment Company Act of 1940 ("1940 Act") is a copy of the Initial N-4 registration statement ("Initial N-4") filed on February 1, 2011. The purpose of this filing is to register a new variable annuity product under the marketing name of Polaris Choice IV.

     Please note that the Registrant has removed all financial statements and references to Independent Auditors from this Initial N-4. Registrant commits to file a pre-effective amendment that will include the Staff's comments as well as the appropriate financial statements and Auditor's consent.

     Registrant would like to begin marketing this contract on May 2, 2011. For that to be feasible, we would need to receive comments from the Staff by April 11, 2011. We would then have sufficient time to work with the Staff on addressing any comments, file a pre-effective amendment reflecting those comments and print final prospectuses for delivery to our fulfillment vendor. We would appreciate the Staff's efforts to accommodate this schedule.

     Should you have any questions or need any additional information, please do not hesitate to contact me at (310) 772-6545.

Very truly yours,

/s/ MANDA GHAFERI
Manda Ghaferi
Assistant General Counsel
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February 1, 2011

VIA EDGAR, ELECTRONIC MAIL AND U.S. MAIL

Securities and Exchange Commission
Division of Investment Management
100 F Street N.E.
Washington, D.C. 20549

     Re:  FS Variable Separate Account ("Registrant")
          SunAmerica Annuity and Life Assurance Company ("Depositor") Polaris Choice IV Variable Annuity
          Initial Form N-4
          File Nos.: 333-_____ and 811-08810

Ladies and Gentlemen:

          On behalf of the Registrant and Depositor, submitted herewith pursuant to the Securities Act of 1933 ("1933 Act") and the Investment Company Act of 1940 ("1940 Act") is a copy of the Initial N-4 registration statement ("Initial N-4") filed on February 1, 2011. The purpose of this filing is to register a new variable annuity product under the marketing name of Polaris Choice IV.

          The Registrant and its distributor SunAmerica Capital Services, Inc. ("SACS") respectfully request, consistent with Rule 461(a) under the 1933 Act, that the Commission, pursuant to delegated authority, grant acceleration of the effective date of this filing and that such Registration Statement be declared effective at 9:00 a.m., Eastern Time, on April 29, 2011, or as soon as practicable thereafter. Depositor, Registrant and SACS are aware of their obligations under the 1933 Act.

          Depositor and Registrant acknowledge that:

     - Should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; and

     - The action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Depositor and Registrant from full responsibility for the adequacy and accuracy of the disclosure in the filing; and

     - Depositor and Registrant may not assert this action as a defense in any proceeding initiated by the Commission or any other person under the federal securities laws of the United States.

          Please contact Manda Ghaferi at (310) 772-6545 if you have any questions or need more information.

Sincerely,

FIRST SUNAMERICA LIFE INSURANCE COMPANY


By: /S/ MALLARY L. REZNIK
    ---------------------------------
    Mallary L. Reznik, Senior Vice President & General Counsel


SUNAMERICA CAPITAL SERVICES, INC.


By: /S/ MALLARY L. REZNIK
    ---------------------------------
    Mallary L. Reznik, Vice President

cc: Jeff Foor, Esq.